SUBORDINATED DEBENTURES (Details) (USD $)	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2014 Pulaski Financial Statutory Trust I [Member]	Mar. 31, 2004 Variable Interest Entity Not Primary Beneficiary [Member] Pulaski Financial Statutory Trust I [Member]	Mar. 30, 2004 Variable Interest Entity Not Primary Beneficiary [Member] Pulaski Financial Statutory Trust I [Member] Junior Subordinated Debt [Member] Parent Company [Member]	Dec. 31, 2004 Variable Interest Entity Not Primary Beneficiary [Member] Pulaski Financial Statutory Trust I I [Member]	Sep. 30, 2014 Variable Interest Entity Not Primary Beneficiary [Member] Pulaski Financial Statutory Trust I I [Member]	Dec. 15, 2004 Variable Interest Entity Not Primary Beneficiary [Member] Pulaski Financial Statutory Trust I I [Member] Junior Subordinated Debt [Member] Parent Company [Member]
SUBORDINATED DEBENTURES
Proceeds from issuance of adjustable-rate preferred securities		$ 9,000,000		$ 10,000,000
Company's capital contribution for Trust's common securities		279,000		310,000
Aggregate principal amount			$ 9,300,000			$ 10,300,000
Interest rate on debentures (as a percent)					2.09%
Interest rate on capital securities (as a percent)	2.93%
Basis to determine variable interest rate on capital securities	three-month LIBOR				three-month LIBOR
Margin over variable rate basis on capital securities (as a percent)	2.70%				1.86%